Segment Information - Schedule of Revenues are Attributed to Geographic Areas (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues are Attributed to Geographic Areas [Line Items]
Revenues	[1]	$ 6,984	$ 6,198
America [Member]
Schedule of Revenues are Attributed to Geographic Areas [Line Items]
Revenues		1,631	1,374
Europe [Member]
Schedule of Revenues are Attributed to Geographic Areas [Line Items]
Revenues		$ 5,353	$ 4,824

[1]	Except for share and per share data.